RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Remuneration of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Payroll, consulting and benefits	$ 6,796	$ 5,607
Total	15,168	24,737
General and administrative costs
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Payroll, consulting and benefits	5,825	4,768
Research
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Payroll, consulting and benefits	971	839
Options
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Share-based compensation	206	18,222
RSUs and PSUs
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Share-based compensation	8,166	0
Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Share-based compensation	$ 0	$ 908